Repurchase of Shares	12 Months Ended
Dec. 31, 2012
REPURCHASE OF SHARES [Abstract]
Repurchase of Shares
17.	REPURCHASE OF SHARES

On March 1, 2010, the Company's Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$150 million worth of its outstanding ADSs during the next 24 months depending on market conditions, share price and other factors, subject to the relevant rules under United States securities regulations. In June 2012, the Company's Board of Directors approved a new share repurchase program under which the Company is authorized to repurchase up to $100 million worth of its outstanding ADSs during the next 12 months. The share repurchases may be made on the open market, in block trades or otherwise, and are to be funded by the Company’s available working capital.

In 2010, the Company repurchased a total of 12,123,982 ordinary shares for aggregate consideration of US$37.8 million (approximately RMB255.9 million). After the repurchase, those shares were retired. The excess of US$37.6 million (approximately RMB255.1 million) of purchase price over par value, was allocated between additional paid-in capital and retained earnings of US$3.1 million and US$34.5 million, respectively (approximately RMB21.1 million and RMB234.0 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2011, the Company repurchased a total of 12,221,320 ordinary shares for aggregate consideration of US$29.2 million (approximately RMB186.3 million). After the repurchase, those shares were retired. The excess of US$29.1 million (approximately RMB185.5 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$3.5 million and US$25.6 million, respectively (approximately RMB22.0 million and RMB163.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2012, the Company repurchased a total of 21,946,754 shares for aggregate consideration of US$40.4 million (approximately RMB255.4 million). After the repurchase, those shares were retired. The excess of US$40.1 million (approximately RMB254.0 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$6.2 million and US$33.9 million, respectively (approximately RMB39.5 million and RMB214.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

As of December 31, 2012, the Company had repurchased in the aggregate 46,292,056 shares for aggregate consideration of US$107.4 million (approximately RMB697.6 million). The excess of US$106.8 million (approximately RMB694.6 million) of purchase price over par value, was allocated between additional paid-in capital and retained earnings of US$12.8 million and US$94.0 million, respectively (approximately RMB82.6 million and RMB612.0 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.